Net Loss per Share (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2025	Nov. 04, 2025
Net Loss per Share
Exercise price of warrant					$ 10.35
Term of warrants						6 months
Potentially dilutive securities	138,072	0	121,520	0
Representative's Warrants
Net Loss per Share
Number of shares in exchange of warrants					121,520